Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
8. Income Taxes
The Company’s effective tax rate was 145.6% and (6.7)% during the three months ended March 31, 2021 and 2020, respectively. The effective tax rate is based upon the estimated income or loss before taxes for the year, by jurisdiction, and adjusted for estimated permanent tax adjustments. The fluctuation in the Company’s effective tax rate was primarily due to a difference in projected book income/loss used in the annual effective tax rate and unfavorable permanent book/tax differences related to officers’ compensation and fair value adjustments for warrant liabilities. Also, the company recorded a valuation allowance of $1.3 million as a discrete item to the quarter for its Mexico operations which resulted in a higher tax provision overall for the three months ended March 31, 2021. Without the $1.3 million valuation allowance, the Company’s effective tax rate would be 31.5% during the three months ended March 31, 2021.

15. Income Taxes
The (benefit from) provision for income taxes is as follows:

	Year Ended December 31,
(in thousands)	2020	2019	2018
Current tax (benefit) expense
Federal	$(9,106)	$45,874	$21,399
State	4,710	11,311	11,742
Foreign	13,422	12,231	12,140

Total current tax expense	9,026	69,416	45,281

Deferred tax (benefit) expense
Federal	(6,501)	(53,314)	(164,208)
State	868	(11,055)	(48,653)
Foreign	(8,724)	(3,694)	(754)

Total deferred tax benefit	(14,357)	(68,063)	(213,615)

Total (benefit from) provision for income taxes	$(5,331)	$1,353	$(168,334)

A reconciliation of the provision for taxes based on the federal statutory income tax rate attributable to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2020	2019	2018
Statutory U.S. rate	21.0%	21.0%	21.0%
State tax, net of federal tax benefit	(2.4)%	(1.1)%	2.2%
Foreign tax, net of federal tax benefit	1.1%	(17.4)%	(0.4)%
Goodwill impairment	—	—	(10.4)%
Global Intangible Low Taxed Income	—	(8.3)%	(0.2)%
Transaction expenses	(0.1)%	(5.4)%	(0.1)%
Disallowed Executive Compensation	(3.2)%	—	—
Equity-based compensation	(10.4)%	(1.5)%	0.2%
Meals and entertainment	(0.7)%	(11.1)%	(0.2)%
Contingent consideration fair value adjustment	(1.3)%	7.1%	0.7%
Fair value of warrant liability	(1.6)%	—	—
Non-deductible expenses	(0.3)%	(4.6)%	—
Return to provision on permanent differences	0.1%	8.2%	0.1%
Work opportunity tax credit	0.4%	3.3%	—
Research and development credit	0.3%	4.0%	—
Other	0.1%	(1.6)%	(0.1)%

Effective tax rate	3.0%	(7.4)%	12.8%

The geographic components of (loss) income before income taxes are as follows:

	Year Ended December 31,
(in thousands)	2020	2019	2018
U.S. sources	$(203,526)	$(32,893)	$(1,347,770)
Non-U.S. sources	23,125	14,490	28,213

Loss before income taxes	$(180,401)	$(18,403)	$(1,319,557)

Net deferred tax liabilities consist of the following:

	December 31,
(in thousands)	2020	2019
Deferred tax assets
Accrued liabilities	$77,599	$70,420
Social security tax deferral	12,656	—
Interest expense	20,851	49,586
Transaction expenses	8,643	5,325
Net operating losses	10,557	7,671
ROU liabilities	11,996	26,648
Debt Cost	6,422	973
Acquired intangibles, including goodwill	2,205	2,292
Insurance reserves	2,262	2,403
Other	4,755	6,158

Total deferred tax assets	157,946	171,476

Deferred tax liabilities
Acquired intangibles including goodwill	618,697	636,245
Restructuring expenses	4,977	6,857
Depreciation	2,464	1,617
ROU assets	7,890	20,294
Unrealized transactions	—	990
Other	6,266	6,038

Total deferred tax liabilities	640,294	672,041

Less: deferred income tax asset valuation allowances	(6,706)	(5,570)

Net deferred tax liabilities	$489,054	$506,135

	December 31,
(in thousands)	2020	2019
Reported as:
Noncurrent deferred tax asset	$2,188	$227
Noncurrent deferred tax liability	491,242	506,362

Net deferred tax liabilities	$489,054	$506,135

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law. Intended to provide economic relief to those impacted by the
COVID-19
pandemic, the CARES Act includes provisions, among others, addressing the carryback of net operating loss carryforwards (“NOLs”) for specific periods, refunds of alternative minimum tax credits, temporary modifications to the limitations placed on the tax deductibility of net interest expenses, and technical amendments for qualified improvement property (“QIP”). Additionally, the CARES Act, in efforts to enhance business’ liquidity, provides for refundable employee retention tax credits and the deferral of the employer-paid portion of social security taxes.
The CARES Act allows employers to defer payment of a portion of payroll taxes otherwise due on wages paid between the enactment date and December 31, 2020 and remit the deferred payroll taxes in equal amounts on December 31, 2021 and December 31, 2022. Under this provision of the CARES Act, the Company has recorded the tax impact of $12.6 million as a deferred tax asset.
The Company held cash and cash equivalents in foreign subsidiaries of $87.7 million and $59.3 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, and 2019, the undistributed earnings of the Company’s foreign subsidiaries are $134.6 million and $92.6 million, respectively.
The Company has not recorded a deferred tax liability related to undistributed earnings of its foreign subsidiaries as of December 31, 2020, except for a $2.1 million of deferred tax liability recorded as of

December 31, 2020 for unremitted earnings in Canada with respect to which the Company no longer has an indefinite reinvestment assertion. Taxes have not been provided on the remaining $82.5 million of undistributed foreign earnings. The incremental tax liability associated with these earnings is expected to be immaterial.
The Company evaluates its deferred tax assets, including a determination of whether a valuation allowance is necessary, based upon its ability to utilize the assets using a more likely than not analysis. Deferred tax assets are only recorded to the extent that they are realizable based upon past and future income. As a result of the evaluation, the Company established a valuation allowance of $6.7 million and $5.6 million on its foreign affiliates’ deferred tax assets as of December 31, 2020 and 2019, respectively.
As of December 31, 2020, the Company had $6.2 million of federal NOLs, $16.3 million state NOLs, and $31.4 million foreign NOLs. The change of ownership provisions of the Tax Reform Act of 1986 may limit utilization of a portion of The Company’s domestic NOLs to future periods. The federal NOLs expire between 2036 and 2037, $13.2 million of the state NOLs expire between 2023 and 2039 and the remaining $3.1 million of the state NOLs carry forward indefinitely. Foreign NOLs of $11.6 million expire between 2024 and 2032 and the remaining $19.8 million of the foreign NOLs carry forward indefinitely.